Deposits and Commitments (Tables)	6 Months Ended
Oct. 31, 2021
Deposits And Commitments
Schedule of assets acquired

Total consideration: 75,000 shares of common stock of the Company	$750,000

Recognized amounts of identifiable assets acquired:
Professional practice goodwill	$570,000
Technology-related intangibles	37,500
Marketing-related intangibles	15,000
Computer-related intangibles	50,250
Customer-related intangibles	17,250
Contract-related intangibles	30,000
Human capital and artistic-related intangibles	30,000
Total identifiable net assets	$750,000